Operating Right-of-Use Assets and Lease Liabilities - Schedule of Non-Cancelable Operating Lease Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Non-Cancelable Operating Lease Obligations [Abstract]
Year ending March 31, 2027	$ 1,315
Year ending March 31, 2028	962
Year ending March 31, 2029	138
Year ending March 31, 2030	138
Year ending March 31, 2031	46
Total undiscounted operating lease obligations	2,599
Less: imputed interest	(145)
Operating lease liabilities recognized in the consolidated balance sheets	$ 2,454	$ 660